Schedule of valuation techniques and significant unobservable inputs (Details) - Financial liabilities at fair value through profit or loss, category [member] - Ifrs Warrant [member] - Level 3 of fair value hierarchy [member] - Option pricing model [member]
	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of fair value measurement of assets [line items]
Expected Term, Significant Unobservable Inputs, Liabilities	1 year 1 month 27 days	1 year 7 months 28 days
Risk Free Rate, Significant Unobservable Inputs, Liabilities	0.08%	0.22%